UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2008
                                                     ---------------------------

Check  here if Amendment [   ]; Amendment Number: ______________________________
    This  Amendment  (Check  only  one.):     [_]  is  a  restatement.
                                              [_]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Emigrant  Portfolio  Management  Company,  LLC
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Address:  6  East  43rd  Street
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          New  York,  New  York  10017
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Form  13F  File  Number:  28-13079
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     John  R.  Hart
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Title:    President
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Phone:    212-850-4831
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Signature,  Place,  and  Date  of  Signing:

     /s/  John  R.  Hart          New  York,  New  York          August 13, 2008
     -------------------          ---------------------          ---------------
     [Signature]                  [City,  State]                 [Date]

Report  Type  (Check  only  one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number          Name
     -----------------------          ------------------------
     28-11281                         Emigrant  Bancorp,  Inc.
     -----------------------          ------------------------
     [Repeat  as  necessary.]